Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provisions for Income Tax	Provisions for income tax are as follows:
	June 30, 2023	June 30, 2022
	US$	US$
Provisions for current income tax	2,064,697	2,433,772
Provisions for deferred income tax	-	-
Total	2,064,697	2,433,772
Provisions for income tax are as follows:
	December 31, 2022	December 31, 2021	December 31, 2020
	US$	US$	US$
Provisions for current income tax	4,713,543	5,278,462	4,688,321
Provisions for deferred income tax	-	-	-
Total	4,713,543	5,278,462	4,688,321

Schedule of Total Income Tax Expense	The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2023 and 2022, respectively:
	June 30, 2023	June 30, 2022
	US$	US$
Income before income tax provision	9,097,681	8,988,658
Tax at the PRC EIT tax rates	2,203,896	2,689,271
Change in valuation allowance	16,934	-
Tax effect of non-deductible expenses	208,961	157,007
Tax effect of R&D expenses additional deduction*	(365,094)	(412,506)
Income tax expense	2,064,697	2,433,772
*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.
The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2022, 2021 and 2020, respectively:
	2022	2021	2020
	US$	US$	US$
Income before income tax provision	18,129,648	26,228,041	23,733,576
Tax at the PRC EIT tax rates	3,758,113	5,605,035	4,724,933
Other	37,169	(13,086)	(28,392)
Tax effect of non-deductible expenses	1,660,869	226,222	313,006
Tax effect of R&D expenses additional deduction*	(742,608)	(539,709)	(321,226)
Income tax expense	4,713,543	5,278,462	4,688,321
*	According to PRC tax regulations, an additional of 100% of current year R&D expenses may be deducted from tax income.